General Information About Consolidated Financial Statements	12 Months Ended
Dec. 31, 2017
General Information About Consolidated Financial Statements
General Information About Consolidated Financial Statements

(1) General Information About Consolidated Financial Statements

The registered seat of SAP SE is in Walldorf, Germany (Commercial Register of the Lower Court of Mannheim HRB 719915). The accompanying Consolidated Financial Statements for 2017 of SAP SE and its subsidiaries (collectively, “we,” “us,” “our,” “SAP,” “Group,” and “Company”) have been prepared in accordance with International Financial Reporting Standards (IFRS).

We have applied all standards and interpretations that were effective on and endorsed by the European Union (EU) as at December 31, 2017. There were no standards or interpretations as at December 31, 2017, impacting our Consolidated Financial Statements for the years ended December 31, 2017, 2016, and 2015, that were effective but not yet endorsed. Therefore, our Consolidated Financial Statements comply with both IFRS as issued by the International Accounting Standards Board (IASB) and with IFRS as endorsed by the EU.

Our Executive Board approved the Consolidated Financial Statements on February 21, 2018, for submission to our Supervisory Board.

All amounts included in the Consolidated Financial Statements are reported in millions of euros (€ millions) except where otherwise stated. As figures were rounded, numbers presented throughout this document may not add up precisely to the totals we provide and percentages may not precisely reflect the absolute figures.